INCOME TAXES - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 12,099	$ 12,110
Inventories, net	473	680
Warranty reserve	789	649
Trade receivables	360	477
Profits interest units	760	389
Section 163(j)		289
Deferred taxes in equity	257	257
Accrued expenses	498	224
Transaction costs	607	107
Canadian tax credits	255	86
Other	216	64
Gross deferred tax assets	16,314	15,332
Valuation allowance	(12,704)	(12,463)	$ (12,300)
Total deferred tax asset	3,610	2,869
Less: Foreign deferred tax benefit	(345)	(206)
Total domestic deferred tax asset	3,265	2,663
Deferred tax liabilities:
Intangible assets	(53,874)	(57,221)
Property and equipment, net	(4,120)	(4,677)
Prepaid expenses	(464)	(773)
Total deferred tax liabilities	(58,458)	(62,671)
Net deferred tax liabilities	$ (55,193)	$ (60,008)